Fees Summary	Jan. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 14,885,000.00
Previously Paid Amount	0.00
Total Fee Amount	2,055.62
Total Offset Amount	0.00
Net Fee	2,055.62
Narrative - Max Aggregate Offering Price	$ 14,885,000.00
Final Prospectus	true